Net Income Per Share	12 Months Ended
Dec. 31, 2022
Net Income Per Share
Net Income Per Share
23.	Net Income Per Share

The following table sets forth the computation of basic and diluted net income per share for the years ended December 31, 2020, 2021 and 2022:

	For the year ended December 31,
	2020	2021	2022
Numerator (RMB in thousands):
Net income from continuing operations attributable to the Company’s shareholders	12,062,754	16,856,842	19,712,736
Net income from discontinued operations attributable to the Company’s shareholders	—	—	624,864
Net income attributable to the Company’s shareholders for basic/dilutive net income per share calculation	12,062,754	16,856,842	20,337,600

Denominator (No. of shares in thousands):
Weighted average number of ordinary shares outstanding, basic	3,305,448	3,325,864	3,263,455
Dilutive effect of restricted share units	44,311	41,614	32,559
Weighted average number of ordinary shares outstanding, diluted	3,349,759	3,367,478	3,296,014
Net income per share from continuing operations attributable to the Company’s shareholders, basic (RMB)	3.65	5.07	6.04
Net income per share from discontinued operations attributable to the Company’s shareholders, basic (RMB)	—	—	0.19
Net income per share, basic (RMB)	3.65	5.07	6.23
Net income per share from continuing operations attributable to the Company’s shareholders, diluted (RMB)	3.60	5.01	5.98
Net income per share from discontinued operations attributable to the Company’s shareholders, diluted (RMB)	—	—	0.19
Net income per share, diluted (RMB)	3.60	5.01	6.17

Basic net income per share is computed using the weighted average number of the ordinary shares outstanding during the year. Diluted net income per share is computed using the weighted average number of ordinary shares and potential ordinary shares outstanding during the year. For the years ended December 31, 2020, 2021 and 2022, RSUs that were anti-dilutive and excluded from the calculation of diluted net income per share totaled approximately 6.0 million shares, 6.7 million shares and 11.3 million shares, respectively.